Digital Asset Collateral Receivable - Schedule of Collateral for Loan Borrowings and Accounts Payable (Details) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Pledged BTC- current
Digital asset collateral receivable		$ 3,146	$ 24,075
Digital Assets [Member]
Pledged BTC- current
Pledged BTC- current, accounts payable - Quantity	[1]		22
Pledged BTC- current, accounts payable - Fair Value	[1]		$ 1,932
Pledged BTC- current, loan borrowings - Quantity	[2]	54	252
Pledged BTC- current, loan borrowings - Fair Value	[2]	$ 3,146	$ 22,143
Digital asset collateral receivable		54	274
Digital asset collateral receivable		$ 3,146	$ 24,075

[1]	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral was released in the first half of 2026 when the related outstanding payables are settled.
[2]	The BTC was pledged for long-term loans (see Note 10). This collateral is expected to be released when the related loans are matured and repaid within one year.